S000107715 [Member] Investment Strategy - NORTHERN TRUST 2031 INFLATION-LINKED DISTRIBUTING LADDER ETF	Aug. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by employing a “laddered” bond strategy, pursuant to which the Fund will invest in TIPS with different maturity dates (or “rungs”) through the year 2031 (the “terminal year”). Generally, NTI implements the Fund’s laddered bond strategy by investing the Fund’s assets in approximately equal proportions (as measured by par value) across the existing rungs at the time of investment to provide periodic distributions to Fund shareholders in the form of income and/or principal (based upon par value of the underlying bonds) each year through the terminal year. The Fund will initially be comprised of five rungs with clusters of maturities throughout 2027, 2028, 2029, 2030 and 2031. As the bonds in a rung reach their final maturity, the Fund generally will not reinvest the proceeds in bonds with maturities in future rungs. The Fund will make a cash distribution out of the available proceeds to Fund shareholders which will primarily consist of the par value received from the maturing bonds and may include a return of capital. Any such return of capital distribution, which involves the return of a portion of a shareholder’s investment, may be substantial. Upon conclusion of the final rung in the terminal year, the Fund will liquidate and distribute substantially all of its assets as described more fully below.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, primarily TIPS, but also include other inflation-related bonds whose principal value is periodically adjusted according to the rate of inflation, which may be issued by other entities such as corporations, municipalities, foreign governments and foreign issuers.
While the Fund intends to invest substantially all of its assets in TIPS, if assets from one or more new creation orders are received when the final cluster of bonds in a rung are at or near their maturity date (a “transition period”), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper (collectively, “money market instruments”), with the remaining assets invested in approximately equal proportions across the remaining rungs. Such transition periods will be considered other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above. Once a transition period concludes, NTI will seek to invest any unallocated cash or money market instruments in TIPS equally across the remaining rungs. While transition periods may vary depending upon the maturity date of each cluster of bonds included in a particular rung, NTI estimates that transition periods may generally range from 0 to 80 days and, in any event, are not anticipated to exceed 90 consecutive days.
TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS’ principal and interest are linked to an official inflation measure (as measured by the Consumer Price Index for All Urban Consumers Non‑Seasonally Adjusted, or CPI‑U NSA) and the payments are supported by the full faith and credit of the United States. Investments in TIPS can provide investors with a hedge against inflation, as such investments help preserve the purchasing power of an investment over time by adjusting their principal based on the CPI‑U NSA. Because of this inflation adjustment feature, TIPS typically have lower yields than conventional fixed-rate bonds.
The Fund will liquidate on or about the final maturity date of the underlying bonds in the terminal year and the Fund will seek to distribute substantially all of its assets at that time. The Fund will liquidate without requiring additional approval by the Trust’s Board of Trustees or shareholders of the Fund, although the Fund reserves the ability to change the liquidation date.
The Fund is not a “target date fund,” and therefore its investment strategy does not become increasingly conservative over time.
The Fund is “non‑diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” funds.